                                  SCHEDULE 14A
                                 (RULE 14A-101)

                    INFORMATION REQUIRED IN PROXY STATEMENT

                            SCHEDULE 14A INFORMATION

          PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE SECURITIES
                EXCHANGE ACT OF 1934 (AMENDMENT NO.           )

     Filed by the registrant /X/
     Filed by a party other than the registrant / /
     Check the appropriate box:

     / / Preliminary Proxy Statement       / / Confidential, for Use of the
                                               Commission Only (as permitted by
                                               Rule 14a-6(e)(2))
     /X/ Definitive Proxy Statement
     / / Definitive Additional Materials
     / / Soliciting Material Pursuant to Section 240.14a-11(c) or
         Section 240.14a-12


                        ADAMS RESOURCES & ENERGY, INC.
--------------------------------------------------------------------------------
                (Name of Registrant as Specified in its Charter)


--------------------------------------------------------------------------------
     (Name of Person(s) Filing Proxy Statement, if other than Registrant)

Payment of filing fee (Check the appropriate box):

     /X/ $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(j)(2)
         or Item 22(a)(2) of Schedule 14A.
     / / $500 per each party to the controversy pursuant to Exchange Act
         Rule 14a-6(i)(3).
     / / Fee computed on table below per Exchange Act
         Rules 14a-6(i)(4) and 0-11.

     (1) Title of each class of securities to which transaction applies:

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     (2) Aggregate number of securities to which transactions applies:

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     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rules 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):

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     (4) Proposed maximum aggregate value of transaction:

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     (5) Total fee paid:

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     / / Fee paid previously with preliminary materials.

     / / Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

     (1) Amount Previously Paid:

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     (2) Form, Schedule or Registration Statement No.:

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     (3) Filing Party:

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     (4) Date Filed:

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                         ADAMS RESOURCES & ENERGY, INC.
                                  6910 FANNIN
                             HOUSTON, TEXAS  77030

                    NOTICE OF ANNUAL MEETING OF STOCKHOLDERS


                                 APRIL 26, 1995



To our Stockholders:

         Notice is hereby given that the Annual Meeting of Stockholders of Adams Resources & Energy, Inc. will be held in Room 320N of the APC Building, 6910 Fannin, Houston, Texas, on Wednesday, April 26, 1995 at 11:00 a.m., Houston time, for the following purposes:

                 1.       To elect a Board of nine Directors;

                 2. To transact such other business as may properly come before the meeting or any adjournments thereof.

         The close of business on March 20, 1995 has been fixed as the record date for the determination of stockholders entitled to receive notice of and to vote at the Annual Meeting or any adjournment(s) thereof.

                                        By Order of the Board of Directors


                                        DAVID B. HURST
                                        ----------------------------------
                                        David B. Hurst
                                        Secretary

Houston, Texas
March 20, 1995

-------------------------------------------------------------------------------
                                   IMPORTANT

YOU ARE CORDIALLY INVITED TO ATTEND THE MEETING IN PERSON. EVEN IF YOU PLAN TO BE PRESENT, YOU ARE URGED TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY. THE ENCLOSED RETURN ENVELOPE MAY BE USED FOR THAT PURPOSE. IF YOU ATTEND THE MEETING, YOU CAN VOTE EITHER IN PERSON OR BY PROXY.
-------------------------------------------------------------------------------

                         ADAMS RESOURCES & ENERGY, INC.
                                  6910 FANNIN
                             HOUSTON, TEXAS  77030


                                PROXY STATEMENT


                         ANNUAL MEETING OF STOCKHOLDERS

                           TO BE HELD APRIL 26, 1995

         This Proxy Statement is furnished in connection with the solicitation by the Board of Directors of Adams Resources & Energy, Inc. (the "Company") of proxies to be used at the Annual Meeting of Stockholders to be held in Room 320N of the APC Building, 6910 Fannin, Houston, Texas, on Wednesday, April 26, 1995, at 11:00 a.m., Houston time, and any and all adjournments thereof, for the purposes set forth in the foregoing notice of meeting. This Proxy Statement, together with the enclosed proxy, is being mailed to stockholders on or about March 23, 1995.

         The cost of solicitation of the proxies will be paid by the Company. In addition to solicitation by mail, proxies may be solicited personally or by telephone or telegram by directors, officers and employees of the Company, and arrangements may be made with brokerage houses or other custodians, nominees and fiduciaries to send proxies and proxy material to their principals. Compensation and expenses of any such firms, which are not expected to exceed $3,000, will be borne by the Company.

         The enclosed proxy, even though executed and returned, may nevertheless be revoked at any time before it is voted by the subsequent execution and submission of a revised proxy, by written notice of revocation to the Secretary of the Company or by voting in person at the meeting.

                VOTING SECURITIES AND PRINCIPAL HOLDERS THEREOF

         At the close of business on March 20, 1995, the record date of those entitled to receive notice of and to vote at the meeting, the Company had outstanding 4,182,096 shares of Common Stock, $.10 par value ("Common Stock"). Holders of such stock will be entitled to one vote for each share of Common Stock held by them.

         The following table sets forth information regarding the number of shares of Common Stock of the Company held of record on March 13, 1995, by beneficial owners of more than five percent of the Common Stock, and by all officers and directors as a group. Unless otherwise indicated, each person named below has sole voting and investment power over all shares of Common Stock indicated as beneficially owned.

                                                      AMOUNT AND
                                                       NATURE OF
        NAME AND ADDRESS                              BENEFICIAL                    PERCENT
        OF BENEFICIAL OWNER                            OWNERSHIP                   OF CLASS
        -------------------                           -----------                  --------
        K. S. Adams, Jr.                              2,078,686 (1)                 49.7%
        6910 Fannin
        Houston, TX  77030

        Officers and Directors                        2,223,062 (2)                 53.2%
          as a group (12 persons)

------------------
(1) Includes 1,644,274 shares owned by KSA Industries, Inc. ("KSAI"), 314,080 shares owned by Mr. Adams directly, 7,973 shares owned by Mrs. Adams, 110,859 shares held in trusts for Mr. Adams' grandchildren, of which Mr. Adams serves as the trustee, and 1,500 shares issuable upon the exercise of stock options. Mr. Adams beneficially owns all of the voting stock of KSAI and thus may be deemed to beneficially own the shares of Common Stock held by KSAI.

(2) Includes 6,000 shares issuable upon exercise of stock options exercisable within sixty days.

                             ELECTION OF DIRECTORS

       Nine directors (constituting the entire Board of Directors) are to be elected at the Annual Meeting of Stockholders, each to hold office until the next Annual Meeting of Stockholders or until his successor is elected and qualified. All of the nominees for director named below are now serving as director of the Company. It is the intention of the persons named in the enclosed form of proxy to vote such proxy for the election of the nominees listed below unless authorization to do so is withheld. The affirmative vote of the holders of a majority of the Common Stock represented in person or by proxy at the meeting is required for the election of directors. Stockholders may not cumulate their vote in the election of directors. Although the management of the Company does not contemplate that any of the nominees will be unable to serve, if such a situation should occur prior to the meeting, the persons named in the accompanying proxy will vote for another nominee or nominees in accordance with their best unanimous judgment on such matters.

       The following table sets forth the names, ages, and principal occupations of the nominees for director, other directorships of public companies held by them, length of continuous service as a director and number of shares of Common Stock beneficially owned by each of them as of March 13, 1995.

                                                                                          SHARES OF COMMON
                                                                                         STOCK BENEFICIALLY
                                          PRINCIPAL OCCUPATION              DIRECTOR        OWNED AS OF
        NOMINEE AND AGE                     AND DIRECTORSHIPS                SINCE       MARCH 13, 1995 (1)
 --------------------------     --------------------------------------      ---------   -------------------
 K. S. Adams, Jr. (72)          Chairman of the Board, President and          1973          2,078,686 (2)
                                Chief Executive Officer of the Company

 E. C. Reinauer, Jr. (59)       Agri-Business Consultant                      1973              4,428

 Edward Wieck (71)              Cattle & Land                                 1976             17,000

 Sidney A. Adger (78)           Retired, Petroleum Consultant                 1977                 50

 E. Jack Webster, Jr. (74)      Investments; Director of United               1985             14,900
                                Missouri Bancshares, Inc.

 Thomas S. Smith (44)           Executive Vice President of                   1986             63,600
                                KSA Industries, Inc.

                                                                                        SHARES OF COMMON
                                                                                       STOCK BENEFICIALLY
                                        PRINCIPAL OCCUPATION             DIRECTOR          OWNED AS OF
      NOMINEE AND AGE                     AND DIRECTORSHIPS                SINCE       MARCH 13, 1995 (1)
 -------------------------      -----------------------------------      ---------     ------------------
 Richard B. Abshire (42)        Vice President - Finance of the            1986             11,500 (3)
                                    Company

 Scott L. Thompson (36)         Executive Vice President of                1991             10,200
                                    KSA Industries, Inc.

 Frank T. Webster (46)          Financial & Energy Consulting              1993                500

--------------------
(1) Unless otherwise indicated below, the persons listed have sole voting and investment power with respect to the shares of the Common Stock of the Company reported.

(2) Includes 1,644,274 shares owned by KSA Industries, Inc. ("KSAI"), 314,080 shares owned by Mr. Adams directly, 7,973 shares owned by Mrs. Adams, 110,859 shares held in trusts for Mr. Adams' grandchildren, of which Mr. Adams serves as the trustee, and 1,500 shares issuable upon the exercise of stock options. Mr. Adams may be deemed to be a control person of the Company.

(3)    Includes 1,500 shares issuable upon the exercise of stock options.

       All of the directors have been engaged in the principal occupations indicated above for the last five years except Mr. Thompson and Mr. Frank T. Webster. Mr. Thompson has been in his current position with KSAI since September 1991; prior to that, he was employed by the public accounting firm of Arthur Andersen & Co., most recently as a manager in the audit division. Mr. Frank T. Webster has been an independent consultant to the financial and energy sectors since February 1993. For the twenty years prior to that, he was employed by First City - Houston in various positions, most recently as the senior corporate banking officer and an Executive Vice President in the commercial and energy banking divisions, and as a member of the bank's board. Mr. Smith is the son-in-law of Mr. Adams. There are no other family relationships among the executive officers or directors of the Company.

       The Board of Directors held five meetings in 1994; each of the directors attended at least 75% of the meetings. Only those directors who are not employees of the Company or any of its subsidiaries or affiliates are entitled to receive a fee for their services as directors, or to be reimbursed for out-of-pocket expenses for attending meetings of the Board. Such directors each received a retainer for their services of $1,000 per quarter during 1994.

       The Board of Directors has a standing Audit Committee which met twice during the last fiscal year. The Audit Committee has the responsibility to assist the Board of Directors in fulfilling its fiduciary responsibilities as to accounting policies and reporting practices of the Company and its subsidiaries and the sufficiency of the audits of all Company activities. This committee is the Board's agent in ensuring the integrity of financial reports of the Company and its subsidiaries, and the adequacy of disclosures to shareholders. The Audit Committee is the focal point for communication between other directors, the independent auditors, internal auditors and management as their duties relate to financial accounting, reporting, and controls. The Board of Directors also maintains a Finance Committee, which is responsible for reviewing the financial transactions of the Company involving any related parties. The Audit and Finance Committees are comprised of the five outside directors, currently Messrs. Adger, Reinauer, Webster, Webster and Wieck.

                               EXECUTIVE OFFICERS

       The following table provides information regarding the executive
officers of the Company and its significant subsidiaries.   The officers of the
Company serve at the discretion of the Board of Directors of the Company, and officers of subsidiaries serve at the discretion of the Boards of Directors of the respective subsidiaries.

                  NAME                                             POSITION (1)
--------------------------------------     -------------------------------------------------------
 K. S. Adams, Jr.                           President and Chief Executive Officer

 William R. Sharp                           Vice President - Oil and Gas, and President of Adams
                                                Resources Exploration Corporation

 Claude H. Lewis                            Vice President - Land Transportation, and President of
                                                Service Transport Company

 Richard B. Abshire                         Vice President - Finance, and Treasurer

 Juanita G. Simmons                         President of Ada Crude Oil Company

 John T. McMahon                            President of Gulfmark Energy, Inc.

 Lee A. Beauchamp                           President of Ada Resources, Inc.

-----------------
(1)      Each additional corporation listed is a subsidiary of the Company.

K. S. "BUD" ADAMS, JR. - was born in 1923 in Bartlesville, Oklahoma and graduated from Culver Military Academy, Culver, Indiana in 1940. He attended Menlo College and the University of Kansas engineering school until called to active Naval duty in 1944 serving as an aviation engineering officer on a PAC-Fleet carrier aircraft service unit. In 1947, Mr. Adams founded the Company's predecessor, Ada Oil Company, with its primary interest involving oil and gas exploration and production. Mr. Adams' personal holdings in oil and gas properties and real estate became the basis of the Company when it made its initial public offering in 1974. In addition to his involvement with Adams Resources & Energy, Inc., Mr. Adams' other business interests include farming, ranching and automobile dealerships, and he individually owns the National Football League franchise - Houston Oilers.

WILLIAM R. SHARP was born in Beaver City, Oklahoma in 1925 and attended high school in Liberal, Kansas, graduating in 1943. He entered the Army in 1943 and served until his discharge in 1946 as a First Lieutenant - Infantry. Following the Army, Mr. Sharp worked in his family's farming and ranching business until he received his B.S. Degree (Tau Beta Pi) in Geological Engineering from the University of Oklahoma in 1961. Following graduation through 1974 when he joined the Company, Mr. Sharp served in various capacities with Anadarko Production Company, including Exploration Engineer, Area Geologist and Chief Evaluation Engineer. In his capacity with the Company, Mr. Sharp oversees all oil and gas exploration and production operations.


CLAUDE H. LEWIS was born in Roaring Springs, Texas in 1943 and graduated from high school there in 1961. From 1961 through 1965, Mr. Lewis worked in the oil field as a welder, pumper and driver. In 1965, he joined the Prescon Corporation and became Manager of the Company's Greenville, South Carolina plant manufacturing post tension concrete products. In 1972, Mr. Lewis became a principal with Brazelton Brothers, Inc., trucking and in 1974 he joined the Company as Personnel and Safety Director of Service Transport Company. He is currently this subsidiary's President, overseeing the Company's common carrier tank truck operation.

RICHARD B. ABSHIRE was born in Los Angeles, California in 1952 and graduated from high school in Westport, Connecticut in 1970. He received his B.B.A. degree (cum laude) in Finance from the University of Texas in 1974 and received an MBA degree from the University of Texas in 1976. Following graduation until joining the Company in 1985, Mr. Abshire was employed by Arthur Andersen & Co., most recently as an audit manager. Mr. Abshire is a Certified Public Accountant in the State of Texas and in his capacity with the Company he oversees all accounting, financing and administrative functions, as well as matters related to the Company's former coal mining ventures.

JUANITA G. SIMMONS was born in Port Arthur, Texas in 1954 and graduated from high school in Lake Charles, Louisiana in 1972. Following high school, Ms. Simmons was employed as an operations supervisor with the Army and Air Force Exchange Service in Anchorage, Alaska. In 1985, Ms. Simmons received a B. S. degree in Geology and a B.S. degree in Energy Resources Management from Lamar University in Beaumont, Texas. Upon graduation she joined the accounting department of Ada Crude Oil Company and in 1986 she transferred to crude oil marketing. She now serves as the President of this subsidiary, in which capacity she oversees all trucking aspects of the Company's crude oil marketing division.

JOHN T. MCMAHON was born in Canton, Ohio in 1932 and graduated from high school there in 1950. Mr. McMahon graduated from the Georgetown University School of Foreign Service in 1954, and following graduation, became an Air Force navigator attaining the rank of Captain. He also served in the United States Justice Department after earning his law degree (cum laude) from the University of Houston in 1961. Prior to joining the Company in 1993, Mr. McMahon's past credentials include Vice President and General Counsel of Occidental de Columbia, President of Gulf States Oil & Refining Company, Executive Vice President of Enterprise Products Company and Senior Counsel of Ashland Exploration. In his capacity with the Company, Mr. McMahon oversees the legal aspects of the Company's crude oil marketing operation as well as serving as the Company's general counsel.

LEE A. BEAUCHAMP was born in Baytown, Texas in 1952 and graduated from high school there in 1971. He received his B.B.A. degree in Marketing from Texas A&M University in 1975. Following his December graduation, Mr. Beauchamp joined the Company in January, 1976. He has spent his entire career in different management positions of Ada Resources, Inc. He now serves as President of this subsidiary, which is responsible for the distribution of lube oils and motor fuels into the retail and industrial markets.

                             EXECUTIVE COMPENSATION

         The following table sets forth information concerning the compensation of the Company's Chief Executive Officer and each of its other executive officers whose annual salary and bonus exceeded $100,000 during the three fiscal years ending December 31, 1994, 1993 and 1992.


                                                 ANNUAL COMPENSATION     NUMBER OF STOCK
             NAME AND                          ---------------------         OPTIONS             OTHER
        PRINCIPAL POSITION           YEAR       SALARY        BONUS          AWARDED          COMPENSATION
  ------------------------------     -----     --------     --------     --------------      ------------
 K. S. Adams, Jr.                     1994     $120,406      $12,000             -              $1,340
    Chief Executive Officer           1993     $120,406      $ 5,000             -              $1,146
                                      1992     $120,406      $ 2,500         1,000              $1,064

 Claude H. Lewis                      1994     $126,511      $37,000             -              $1,340
     President of Service             1993     $ 86,037      $45,000             -              $1,146
     Transport Company                1992     $ 84,800      $46,500         1,000              $1,064

 W. R. Sharp                          1994     $ 96,705      $12,000             -              $1,340
      President of Adams
      Resources Exploration
      Corporation

 Richard B. Abshire                   1994     $ 91,022      $12,000             -             $1,340
      Vice President - Finance

--------------------
(1) Each of the amounts in this column are matching contributions by the Company in the Company's 401(k) savings plan.

         Mr. Adams, Mr. Sharp and Mr. Lewis are entitled to receive deferred compensation in monthly payments of $1,284, 366 and $318, respectively, for a period of 15 years after reaching 65 years of age. Such amounts currently being paid to Mr. Adams and Mr. Sharp are included in the annual compensation salary amounts reported above.

                       OPTION GRANTS IN LAST FISCAL YEAR

         There were no stock options granted by the registrant in 1994.

                            COMPENSATION PHILOSOPHY

         The Board of Directors and management believe it is currently in the best interest of the Company's shareholders, employees, suppliers and customers to reinvest available cash flow to build the Company's equity base. As such, executive compensation has been held to the level required to retain key employees. Mr. Lewis' annual bonus is subject to the discretion of the Board of Directors and is generally determined based on a percentage of earnings from the Company's transportation division. As the beneficial owner of 49.7% of the Company's common stock, Mr. Adams is particularly aware of the need to balance shareholders' return with executive compensation. As shareholders' return is increased, incentive compensation levels will follow.

                               PERFORMANCE GRAPH

         Note: The stock price performance shown on the graph below is not necessarily indicative of future price performance.

               COMPARISON OF FIVE YEAR CUMULATIVE TOTAL RETURN
             Among Adams Resources & Energy, Inc., S&P 500 Index
                  and S&P Integrated Domestic Oil Companies

                                                                      S & P
                             Adams                                 Integrated
Valuation                 Resources &          S & P 500          Domestic Oil
  Date                    Energy, Inc.           Index              Companies
---------                 ------------         ---------          ------------
12/31/89                    $100.00              $100.00             $100.00
12/31/90                    $ 84.62              $ 96.89             $ 94.94
12/31/91                    $107.70              $126.42             $ 88.76
12/31/92                    $157.70              $136.05             $ 90.64
12/31/93                    $138.47              $149.76             $ 95.50
12/31/94                    $304.75              $151.74             $100.20

                       TRANSACTIONS WITH RELATED PARTIES

           SAKCO, Ltd. ("SAKCO") and KASCO, Ltd. ("KASCO"), family limited partnerships of which Mr. K. S. Adams, Jr., Chairman and President, is a limited partner, Sakdril, Inc. ("Sakdril"), a wholly owned subsidiary of KSA Industries Inc. (KSAI), and certain officers and members of the Board of Directors of the Company have participated as working interest owners in certain oil and gas wells and programs drilled or administered by the Company. SAKCO, KASCO, Sakdril and the officers and directors participated in each of the wells and programs on the same terms as those afforded the other non-affiliated working interest owners.

         Sakdril and the Company have entered into certain agreements that provided for Sakdril to finance 100% of the Company's acquisition costs of certain prospective oil and gas acreage in exchange for a right to purchase a 50% interest in the properties under the same terms and conditions as those prevailing for the Company. The Company retained a 50% interest in the acreage and at such time as either a well is drilled or the acreage is abandoned, the Company will reimburse Sakdril for the Company's retained interest. During 1994 Sakdril advanced $40,000 on the Company's behalf under such arrangements and during 1994 the Company repaid $440,000 of such funds advanced in prior years. As of December 31, 1994, the Company's obligation to Sakdril under these arrangements is $277,000. Sakdril's financing of the Company's acreage position is on an interest-free basis.

         During 1994, the Company formed a joint venture with KASCO wherein the Company contributed $4,845,000 of oil and gas leasehold acreage to the venture and KASCO agreed to fund the first $4,845,000 of drilling costs. All other costs and expenses, and all revenues of the venture will be shared equally between the Company and KASCO. Prior to formation of the venture, the Company had acquired its leasehold acreage position by obtaining a $5.2 million loan from its primary bank. The loan is supported by an agreement between the bank and KSAI, that requires KSAI to purchase the note should the Company incur an event of default. The Company pays KSAI a credit enhancement fee of 3/4 of 1% as consideration for its support. The fee paid to KSAI for 1994 totaled $28,000.

         KSAI and other affiliated entities paid the Company approximately $295,000 in the year ended December 31, 1994 for rental of space in the Company's leased office building. Such rental charges are comparable to those charged to unaffiliated entities.

         David B. Hurst, Secretary of the Company, is a partner in the law firm of Chaffin & Hurst. The Company has been represented by Chaffin & Hurst since 1974 and plans to use the services of that firm in the future. Chaffin & Hurst currently leases office space from the Company. Such transactions with Chaffin & Hurst are on the same terms as those prevailing at the time for comparable transactions with unrelated entities.

         The Company also enters into certain transactions in the normal course of business with other affiliated entities. These transactions with affiliated companies are on the same terms as those prevailing at the time for comparable transactions with unrelated entities.

                   RELATIONSHIP WITH INDEPENDENT ACCOUNTANTS

         At its Annual Meeting on April 26, 1995, the Board of Directors intends to appoint Arthur Andersen & Co., independent public accountants, to audit the financial statements of the Company for the year ending December 31, 1995. Arthur Andersen & Co. has audited the Company's financial statements since 1974. A representative of Arthur Andersen & Co. will be present at the Annual Meeting of Stockholders and will be given an opportunity to make a statement if he so desires and will be available to respond to appropriate questions. The Company's Audit Committee has recommended the reappointment of Arthur Andersen & Co.


                         PROPOSALS OF SECURITY HOLDERS

         Any proposal to be presented by any stockholder at the 1996 Annual Meeting of Stockholders must be received by the Company prior to December 15, 1995.

                                 OTHER BUSINESS

         The Company knows of no matters to be presented for consideration at the meeting other than those described above. If other matters are properly presented to the meeting for action, it is intended that the persons named in the accompanying proxy, and acting pursuant to authority granted thereunder, will vote in accordance with their best unanimous judgment on such matters.

                                        By Order of the Board of Directors



                                        DAVID B. HURST
                                        ----------------------------------
                                        David B. Hurst
                                        Secretary


Houston, Texas
March 20, 1995

                         ADAMS RESOURCES & ENERGY, INC.

                ANNUAL MEETING OF STOCKHOLDERS - APRIL 26, 1995
                     PROXY SOLICITED BY BOARD OF DIRECTORS

         The undersigned hereby appoint(s) K. S. Adams, Jr. and R. B. Abshire and each of them lawful attorneys and proxies of the undersigned with full power of substitution for and in the name, place and stead of the undersigned, to attend the Annual Meeting of Stockholders of the Company to be held in Room 320N on the third floor of the APC Building, 6910 Fannin, Houston, Texas on Wednesday, April 26, 1995 at 11:00 a.m. and any adjournments thereof, and to vote thereat the number of shares the undersigned would be entitled to vote if personally present.

                         (To be signed on reverse side)

Please mark your votes as in this example.


1.  Election of Directors         For      Withheld      NOMINEES:    K. S. Adams, Jr.         T. S. Smith
                                 / /         / /                      S. A. Adger              E. Wieck
                                                                      S. L. Thompson           E. J. Webster, Jr.
                                                                      E. C. Reinauer, Jr.      R. B.  Abshire
                                                                      F. T. Webster

For all nominees listed (except marked to the contrary below)

_________________________________________________________________________

                                        The undersigned hereby revokes any
                                        proxy or proxies heretofore given
                                        to vote such shares.

                                        THIS PROXY, WHEN PROPERLY EXECUTED, WILL
                                        BE VOTED IN THE MANNER DIRECTED HEREIN
                                        BY THE UNDERSIGNED.  IF NO DIRECTION IS
                                        MADE, THIS PROXY WILL BE VOTED FOR THE
                                        PROPOSAL (1) AND IN ACCORDANCE WITH THE
                                        JUDGMENT OF THE PERSONS VOTING THE
                                        PROXY WITH RESPECT TO OTHER MATTERS
                                        WHICH MAY PROPERLY BE PRESENTED AT THE
                                        MEETING.

                                        PLEASE MARK, SIGN, DATE AND RETURN
                                        IMMEDIATELY.



SIGNATURES_____________________________ DATE_____________________________
NOTE: Your signature should be as your name appears hereon. When signing in a fiduciary or representative capacity please show your full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.